Note 3 - Summary of Significant Accounting Policies: Concentration of Credit Risk (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments, which potentially subject us to concentrations of credit risk, consist principally of cash.   Our cash balances are maintained in accounts held by major banks and financial institutions located in the United States.  The Company occasionally maintains amounts on deposit with a financial institution that are in excess of the federally insured limit of $250,000. The risk is managed by maintaining all deposits in high quality financial institutions. The Company had $991,397 and $0 of cash balances in excess of federally insured limits at December 31, 2013 and 2012, respectively.